Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Line Items]
Net operating loss resulted in income tax benefit CARES ACT	$ 0.6	$ 0.6	$ 0.6
Effective tax rate	(0.80%)	5.10%	(0.40%)	2.40%
U.S federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Tax receivable agreement realized tax benefit percentage			85.00%
Tax receivable agreement expected remaining tax benefit percentage			15.00%
Rook and Searchlight
Income Taxes [Line Items]
U.S federal statutory income tax rate			24.20%
Deferred tax assets	$ 516.5		$ 516.5
Tax receivable agreement liability			$ 439.0
Rook and Searchlight | Class A Common Stock
Income Taxes [Line Items]
Share redeemed or exchanged closing price per share	$ 35.50		$ 35.50